Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exploration In Operating Units [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 444	$ 2,837	$ 5,157
Total exploration in operating units	28,896	41,770	87,410
Final balance of products in process and finished goods, net of depreciation and amortization	1,296	444	2,837
Exploration in operating units	28,044	44,163	89,730
Services provided by third parties
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	20,406	33,591	71,513
Consumption of materials and supplies [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	1,426	3,712	8,594
Direct labor
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	3,361	1,747	2,349
Purchase of land [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	2,162
Short-term and low-value lease [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	766	1,186	2,065
Electricity and water [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	471	905	1,337
Maintenance and repair [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	9	10	450
Transport [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	12	71	192
Others [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	$ 283	$ 548	$ 910